Provisions on Assets - Schedule of Provisions on Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions On Assets Disclosure
Provisions on assets	$ 6	$ 64
Midstream
Provisions On Assets Disclosure
Provisions on assets	6	59
Corporate/Other
Provisions On Assets Disclosure
Provisions on assets	$ 0	$ 5